Disposal of a subsidiary (Details Narrative) ¥ in Millions	Sep. 30, 2022 USD ($)	Mar. 31, 2023	Sep. 30, 2022 CNY (¥)
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Equity interest	7.00%	7.00%	7.00%
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Cash	$ 140,500		¥ 1
Fair value consideration	$ 562,000		¥ 4
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Subsidiary interest	100.00%